Property, Plant and Equipment, Net - Summary of Property,Plant And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property Plant And Equipment [Line Items]
Cost	$ 1,565,829	$ 1,487,214
Less: accumulated depreciation	591,731	486,005
Less: accumulated impairment	268,039	120,241
Property, plant and equipment, net	706,059	880,968
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Cost	83,151	178,952
Plant And Building [Member]
Property Plant And Equipment [Line Items]
Cost	536,189	411,143
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Cost	576,551	560,274
Motor vehicles [Member]
Property Plant And Equipment [Line Items]
Cost	4,209	4,024
Office Equipment And Furniture [Member]
Property Plant And Equipment [Line Items]
Cost	41,842	38,971
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Cost	317,036	287,616
Land [Member]
Property Plant And Equipment [Line Items]
Cost	$ 6,851	$ 6,234